Taxes (Details) - Schedule of Effective Tax Rate	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of effective tax rate [Abstract]
China Income tax statutory rate	25.00%	25.00%
Effect of PRC tax holiday	(9.90%)	(9.80%)
Permanent difference	0.00%	0.20%
Research and development tax credit	(4.80%)	(10.60%)
Change in valuation allowance	0.10%	(0.90%)
Effective tax rate	10.40%	3.90%